Schedule of Investments
June 30, 2024 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.57%

Crude Petroleum & Natural Gas - 3.73%
CNO Financial Group, Inc.	25,626	710,353
Hillman Solutions Corp. Class A (2)	66,837	591,507

		1,301,860

Agriculture Production-Crops - 3.34%
Dole PLC (Ireland)	94,892	1,161,478

Air Transportation Scheduled - 1.30%
Alaska Air Group, Inc. (2)	11,172	451,349

Apparel & Other Finished Products of Fabrics & Similar Material - 1.33%
Under Armour, Inc. Class A (2)	69,495	463,532

Business Services - 3.80%
Conduent, Inc. (2)	406,822	1,326,240

Construction Special Trade Contractors - 0.28%
Matrix Service Co. (2)	10,000	99,300

Crude Petroleum & Natural Gas - 6.14%
Antero Resources Corp. (2)	28,660	935,176
CNX Resources Corp. (2)	21,723	527,869
Tetra Technologies, Inc. (2)	196,279	679,125

		2,142,170

Deep Sea Foreign Transportation of Freight - 1.59%
Ardmore Shipping Corp. (Bermuda)	24,565	553,449

Electric Lighting & Wiring Equipment - 2.94%
LSI Industries, Inc.	70,894	1,025,836

Electrical & Electronics - 2.35%
TTM Technologies, Inc. (2)	42,190	819,752

Electric & Other Services Combined - 1.39%
Allete, Inc.	7,750	483,213

Electric Services - 0.79%
Talen Energy Corp. (2)	2,475	274,775

Fire, Marine & Casualty Insurance - 6.73%
SiriusPoint Ltd. (Bermuda) (2)	89,970	1,097,634
Tiptree, Inc. Class A	38,038	627,247
United Fire Group, Inc.	29,012	623,468

		2,348,349

Footwear, (No Rubber)- 1.69%
Wolverine World Wide, Inc.	43,537	588,620

Glass Containers - 1.74%
O-I Glass, Inc. (2)	54,513	606,730

Household Audio & Video Equipment - 1.74%
Knowles Corp. (2)	35,099	605,809

Industrial Inorganic Chemicals - 3.25%
Tronox Holdings PLC Class A (United Kingdom)	35,185	552,053
LSB Industries, Inc. (2)	70,942	580,306

		1,132,358

Insurance Agents, Brokers & Services - 1.62%
Crawford & Co Class A	65,242	563,691

Laboratory Analytical Instruments - 0.82%
Harvard Bioscience, Inc. (2)	100,268	285,764

Life Insurance - 3.17%
Genworth Financial, Inc. Class A (2)	183,332	1,107,325

Meat Packing Plants - 1.39%
Seaboard Corp.	153	483,593

Metal Mining - 1.57%
Cleveland Cliffs, Inc. (2)	35,670	548,961

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.96%
MDU Resources Group, Inc.	27,295	685,105

Oil & Gas Field Machinery & Equipment - 0.98%
Drilling Tools International Corp. (2)	61,028	342,977

Plastics, Foil & Coated Paper Bags - 2.53%
Pactiv Evergreen, Inc.	77,841	881,160

Primary Smelting & Refining of Nonferrous Metals - 1.91%
Ferroglobe PLC (United Kingdom)	124,523	667,443

Printed Circuit Boards - 1.74%
Celestica, Inc. (Canada) (2)	5,360	307,289
Sanmina Corp. (2)	4,524	299,715

		607,004

Retail-Apparel & Accessory Stores - 0.61%
Hanesbrands, Inc. (2)	43,484	214,376

Retail-Miscellaneous Retail - 2.68%
EZCORP, Inc. Class A (2)	89,161	933,516

Security Brokers, Dealers & Flotation Companies - 2.44%
Virtu Financial, Inc. Class A	37,971	852,449

Services-Computer Integrated Systems Design - 5.90%
DXC Technology Co. (2)	3,800	72,542
Kyndryl Holdings, Inc. (2)	38,180	1,004,516
Unisys Corp. (2)	57,864	238,978
Veradigm, Inc. (2)	78,133	742,264

		2,058,300

Services- Engineering Services - 1.42%
Mistras Group, Inc. (2)	59,563	493,777

Services - Nursing & Personal Care Facilities - 2.02%
Healthcare Services Group, Inc. (2)	66,743	706,141

Special Industry Machinery - 0.86%
Manitex International, Inc. (2)	67,338	298,307

Sporting & Athletic Goods, Nec - 1.09%
Clarus Corp.	56,701	381,598

State Commercial Banks - 3.43%
Trustco Bank Corp. NY	41,542	1,195,163

Surgical & Medical Instruments & Apparatus - 3.62%
Accuray, Inc. (2)	105,000	191,100
Orthofix Medical, Inc. (2)	80,861	1,072,217

		1,263,317

Telephone & Telegraph Apparatus - 1.74%
ADTRAN, Inc. (2)	33,531	176,373
Ciena Corp. (2)	6,262	301,703
Infinera Corp. (2)	21,173	128,944

		607,020

Water Supply - 1.97%
Pure Cycle Corp. (2)	71,861	686,273

Total Common Stock	(Cost $ 24,658,456)	31,248,078

Real Estate Investment Trusts - 5.05%

Brixmor Property Group, Inc.	15,570	359,511
Healthcare Realty Trust, Inc.	67,246	1,108,214
JBG Smith Properties	19,279	293,619

Total Real Estate Investment Trusts	(Cost $ 1,436,013)	1,761,345

Money Market Registered Investment Companies - 5.52%

Federated Treasury Obligation Fund - Institutional Shares - 5.17% (4)	1,926,287	1,926,287

Total Money Market Registered Investment Companies	(Cost $ 1,926,287)	1,926,287

Total Investments - 100.14%	(Cost $ 28,020,757)	34,935,710

Liabilities in Excess of Other Assets - -.14%		(49,689)

Total Net Assets - 100.00%		34,886,021

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$34,935,710	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$34,935,710	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at June 30, 2024.